ATAC US Rotation ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 100.0%	Shares	Value
iShares 10-20 Year Treasury Bond ETF(a)	68,578	$6,959,981
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund(a)	48,504	3,552,918
TOTAL EXCHANGE TRADED FUNDS (Cost $11,170,385)		10,512,899

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.24%(b)	15,457	15,457
TOTAL SHORT-TERM INVESTMENTS (Cost $15,457)		15,457

TOTAL INVESTMENTS - 100.1% (Cost $11,185,842)		$10,528,356
Liabilities in Excess of Other Assets - (0.1)%		(6,912)
TOTAL NET ASSETS - 100.0%		$10,521,444

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

ATAC US Rotation ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$10,512,899	$—	$—	$10,512,899
Money Market Funds	15,457	—	—	15,457
Total Investments	$10,528,356	$—	$—	$10,528,356

Refer to the Schedule of Investments for additional information.